Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company has established and maintains a cybersecurity risk management policy, mainly comprising procedures and regulations for identifying, assessing, and managing material risks from cybersecurity threats and designed to protect the confidentiality, integrity, and availability of our critical systems and information. This policy is managed and enforced internally. Our information technology specialists are tasked with the supervision and management of networks and websites.

We track and log security incidents across our company to remediate and resolve any such incidents. Significant incidents, if any, shall be reviewed by Chief Executive Officer, with the assistance from our information technology specialist, to assess and determine its materiality or potentiality of becoming material. Our Chief Executive Officer makes the final materiality determinations and disclosure and other compliance decisions.

The audit committee is responsible for overseeing cybersecurity and monitoring risks.

As of the date of this annual report, there are no significant cybersecurity threats known to materially affect or are reasonably likely to materially affect the Company, including its business strategy, financial condition, or operational results.

Cybersecurity Risk Role of Management [Text Block]

We track and log security incidents across our company to remediate and resolve any such incidents. Significant incidents, if any, shall be reviewed by Chief Executive Officer, with the assistance from our information technology specialist, to assess and determine its materiality or potentiality of becoming material. Our Chief Executive Officer makes the final materiality determinations and disclosure and other compliance decisions.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The audit committee is responsible for overseeing cybersecurity and monitoring risks.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true